GS Mortgage-Backed Securities Trust 2022-LTV1 ABS-15G

Exhibit 99.2 - Schedule 7

Data Compare Summary (Total)
Run Date - 2/2/2022 1:01:41 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	35	0.00%	326
Amortization Term	0	23	0.00%	326
Amortization Type	0	23	0.00%	326
Balloon Flag	0	324	0.00%	326
Borrower First Name	0	326	0.00%	326
Borrower FTHB	0	23	0.00%	326
Borrower Last Name	0	326	0.00%	326
Borrower SSN	0	324	0.00%	326
City	0	326	0.00%	326
Contract Sales Price	0	12	0.00%	326
Decision System	0	23	0.00%	326
Doc Type	0	12	0.00%	326
Escrow Account	0	15	0.00%	326
Has FTHB	0	13	0.00%	326
Investor: Qualifying Total Debt Ratio	0	326	0.00%	326
Lender	0	324	0.00%	326
Lien Position	0	23	0.00%	326
LTV Valuation Value	0	12	0.00%	326
Margin	0	12	0.00%	326
Note Date	0	23	0.00%	326
Occupancy	0	326	0.00%	326
Original CLTV	0	326	0.00%	326
Original Interest Rate	0	326	0.00%	326
Original Loan Amount	0	326	0.00%	326
Original LTV	0	326	0.00%	326
Original Term	0	12	0.00%	326
Originator Loan Designation	0	324	0.00%	326
PITIA Reserves Months	0	126	0.00%	326
Product Description	0	324	0.00%	326
Property Type	0	326	0.00%	326
Purpose	0	326	0.00%	326
Representative FICO	0	326	0.00%	326
State	0	326	0.00%	326
Street	0	326	0.00%	326
Zip	0	326	0.00%	326
Total	0	6,897	0.00%	326